UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Unified Fund Services, Inc.	2960 N. Meridian Street, Suite 300	Indianapolis, IN 46208
(Address of principal executive offices)	(Zip code)

William J. Murphy

Unified Fund Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	11/30

Date of reporting period:	08/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Appleseed Fund
Schedule of Investments
August 31, 2008
(Unaudited)

Common Stocks - 59.03%	Shares	Value

Business Services - 2.62%
ICT Group, Inc. (a)	29,725	$ 240,772

Blankbooks, Looseleaf Binders & Bookbinding & Related Work - 1.74%
ACCO Brands Corp. (a)	18,803	159,637

Cable & Other Pay Television Services - 2.43%
Liberty Media Corp. - Interactive - Class A (a)	16,400	222,876

Electronic Computers - 1.44%
Dell, Inc. (a)	6,100	132,553

Fabricated Rubber Products - 0..06%
Female Health Co./The (a)	2,000	5,860

Fire, Marine & Casualty Insurance - 0.06%
American International Group, Inc.	250	5,372

Laundry & Garment Services - 2.28%
Cintas Corp.	6,800	209,440

Orthopedic, Prosthetic, & Surgical Appliances & Supplies - 3.23%
Invacare Corp.	11,650	296,260

Pharmaceutical Preparations - 12.49%
Johnson & Johnson	4,000	281,720
Pfizer, Inc.	22,100	422,331
Schering-Plough Corp.	22,800	442,320
		1,146,371
Radio & Television Broadcasting & Communications Equipment - 9.81%
Powerwave Technologies, Inc. (a)	178,300	900,415

Radio Broadcasting Stations - 1.10%
Radio One, Inc. - Class D (a)	95,790	100,580

Services - Educational Services - 4.58%
Apollo Group, Inc. - Class A (a)	6,600	420,288

*See accompanying notes which are an integral part of these financial statements

Appleseed Fund
Schedule of Investments - continued
August 31, 2008
(Unaudited)

Common Stocks - 59.03% - (continued)	Shares	Value

Stationery Stores - 3.39%
OfficeMax, Inc.	25,400	$ 310,896

Tree Nuts - 13.80%
John B. Sanfilippo & Son, Inc. (a)	132,751	1,266,445

TOTAL COMMON STOCKS (Cost $5,940,388)		5,417,765

Exchange-Traded Funds - 4.63%

SPDR Gold Trust (a)	5,200	424,892

TOTAL EXCHANGE-TRADED FUNDS (Cost $425,399)		424,892

Real Estate Investment Trusts - 17.93%

Annaly Capital Management, Inc.	81,300	1,216,248
Anworth Mortgage Asset Corp.	65,600	429,024

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,563,130)		1,645,272

Partnership Units - 0.06%

KKR Financial Holdings LLC	600	5,628

TOTAL PARTNERSHIP UNITS (Cost $7,122)		5,628

Money Market Securities - 11.08%

Federated Treasury Obligations Fund - Institutional Shares, 1.86% (b)	1,016,863	1,016,863

TOTAL MONEY MARKET SECURITIES (Cost $1,016,863)		1,016,863

*See accompanying notes which are an integral part of these financial statements

Appleseed Fund
Schedule of Investments - continued
August 31, 2008
(Unaudited)

	Principal
Mortgage-Backed Securities - 0.62%	Amount	Value

Federal Home Loan Mortgage Corp., 5.50%, 05/01/2037	$ 57,630	$ 56,885

TOTAL MORTGAGE-BACKED SECURITIES (Cost $57,285)		56,885

Municipal Bonds - 0.44%

Kentucky HSG Corp., 5.286%, 07/01/2009	40,000	40,613

TOTAL MUNICIPAL BONDS (Cost $40,013)		40,613

TOTAL INVESTMENTS (Cost $9,050,200) - 93.79%		8,607,918

Other assets less liabilities - 6.21%		569,575

TOTAL NET ASSETS - 100.00%		$ 9,177,493

(a) Non-income producing.
(b) Variable Rate Security; the money market rate shown represents the rate at August 31, 2008.

Tax Related
Unrealized appreciation		$ 409,793
Unrealized depreciation		(852,075)
Net unrealized depreciation		$ (442,282)

Aggregate cost of securities for income tax purposes		$ 9,050,200

*See accompanying notes which are an integral part of these financial statements

Appleseed Fund

Related Footnotes to the Schedule of Investments

August 31, 2008 – (unaudited)

Securities Valuations - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the “Board”). Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political development in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger fair valuation than other securities.

Fair Valuation – The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Direct Market Prices in Observable Markets or Quoted Prices	$8,510,420	$-
Level 2 – Other Significant Observable Inputs	$97,498	$-
Level 3 – Internal Unobservable Inputs	$-	$-
Total	$8,607,918	$-
*Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Derivative Instruments and Hedging Activities – In March 2008, FASB issued the Statement on Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance, and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

AUER GROWTH FUND
SCHEDULE OF INVESTMENTS
August 31, 2008
(Unaudited)

Shares	COMMON STOCKS - 97.88%	Value

	Agricultural Chemicals - 3.62%
4,500	Agrium, Inc.	$ 379,350
2,000	CF Industries Holdings, Inc.	304,800
12,000	Mosaic Co./The	1,280,880
16,000	Potash Corp. of Saskatchewan, Inc.	2,777,600
7,500	Terra Industries, Inc.	376,050
1,300	Terra Nitrogen Co., L.P.	155,818
		5,274,498

	Aircraft & Parts - 0.24%
14,000	AAR Corp. (b) - Class A	222,180
2,300	Triumph Group, Inc.	125,902
		348,082

	Aircraft Parts & Auxiliary Equipment - 1.13%
5,500	Hawk Corp. - Class A (b)	132,000
64,000	LMI Aerospace, Inc. (b)	1,509,760
		1,641,760

	Agricultural Production-Livestock & Animal Specialties - 0.70%
26,000	Cal-Maine Foods, Inc.	1,026,740

	Air Courier Services - 0.12%
15,400	Air T., Inc.	174,636

	Bituminous Coal & Lignite Surface Mining - 4.57%
90,600	Arch Coal, Inc.	4,914,144
1,800	Massey Energy Co.	118,728
3,000	Patriot Coal Corp. (b)	179,880
23,000	Peabody Energy Corp.	1,447,850
		6,660,602

	Blank Checks - 0.13%
26,000	China Direct, Inc. (b)	187,200

	Cogeneration Services & Small Power Producers - 0.18%
17,000	AES Corp./The (b)	259,420

	Communication Services - 0.05%
722,700	IA Global, Inc. (b)	75,956

	Construction Machinery & Equipment - 0.86%
50,000	Manitowoc Co./The	1,259,000

	Crude Petroleum & Natural Gas - 20.51%
36,700	Abraxas Petroleum Corp. (b)	132,487
6,500	Apache Corp.	743,470
85,000	ATP Oil & Gas Corp. (b)	2,184,500
8,500	Berry Petroleum Co. - Class A	353,770
57,000	BMB Munai, Inc. (b)	285,000
9,000	Cabot Oil & Gas Corp.	399,960
6,500	Cimarex Energy Co.	361,010
58,000	Devon Energy Corp.	5,918,900
44,000	EV Energy Partners LP	1,148,400
70,000	Gran Tierra Energy, Inc. (b)	343,000
106,000	Gulfport Energy Corp. (b)	1,414,040
89,000	Mariner Energy, Inc. (b)	2,589,010
14,000	McMoRan Exploration Co. (b)	382,900
88,000	Nexen, Inc.	2,751,760
20,000	Noble Energy, Inc.	1,434,600
90,000	Occidental Petroleum Corp.	7,142,400
5,500	Pioneer Natural Resources Co.	347,435
7,500	Quicksilver Resources, Inc. (b)	181,425
4,000	St. Mary Land & Exploration Co.	168,880
16,000	Swift Energy Co. (b)	747,360
17,000	W&T Offshore, Inc.	597,720
26,000	Warren Resources, Inc. (b)	293,540
		29,921,567

*see accompanying notes which are an integral part of these financial statements.

AUER GROWTH FUND
SCHEDULE OF INVESTMENTS - continued
August 31, 2008
(Unaudited)

Shares	COMMON STOCKS - 97.88% - continued	Value

	Deep Sea Foreign Transportation of Freight - 2.80%
20,000	DryShips, Inc.	$ 1,468,800
10,500	Eagle Bulk Shipping, Inc.	277,935
10,100	Excel Maritime Carriers Ltd.	360,469
57,000	FreeSeas, Inc.	348,270
5,400	Genco Shipping & Trading Ltd.	338,796
7,500	Hornbeck Offshore Services, Inc. (b)	330,450
13,000	Oceanfreight, Inc.	247,910
2,300	Overseas ShipHolding Group	165,002
25,800	Star Bulk Carriers Corp.	270,126
9,800	TBS International Ltd. - Class A (b)	283,318
		4,091,076

	Drawing & Insulating of Nonferrous Wire - 0.19%
2,900	General Cable Corp. (b)	142,738
20,500	Optical Cable Corp. (b)	141,860
		284,598

	Drilling Oil & Gas Wells - 8.27%
65,000	Atwood Oceanics, Inc. (b)	2,642,900
20,500	Diamond Offshore Drilling, Inc.	2,253,155
11,300	Helmerich & Payne, Inc.	645,456
17,000	Noble Corp.	854,930
44,000	Transocean, Inc. (b)	5,596,800
2,000	Weatherford International Ltd. (b)	77,160
		12,070,401

	Electric & Other Services Combined - 0.10%
6,000	Pepco Holdings, Inc.	152,100

	Electrical Industrial Apparatus - 0.12%
8,600	GrafTech International Ltd. (b)	174,752

	Electrical Work - 0.34%
12,000	Comfort Systems USA, Inc.	182,880
9,000	EMCOR Group, Inc. (b)	306,630
		489,510

	Electromedical & Electrotherapeutic Apparatus - 0.65%
12,000	ArthroCare Corp. (b)	307,680
26,000	Cynosure, Inc. - Class A (b)	644,280
		951,960

	Electronic Computers - 0.12%
17,500	Super Micro Computer, Inc. (b)	174,475

	Electronic Connectors - 0.11%
19,200	RF Industries, Ltd.	165,120

*See accompanying notes which are an integral part of these financial statements.

AUER GROWTH FUND
SCHEDULE OF INVESTMENTS - continued
August 31, 2008
(Unaudited)

Shares	COMMON STOCKS - 97.88% - continued	Value

	Fabricated Rubber Products - 0.11%
31,900	CTI Industries Corp. (b)	$ 155,672

	Farm Machinery & Equipment - 0.36%
2,800	AGCO Corp. (b)	172,564
27,000	Art's-Way Manufacturing Co., Inc.	354,510
		527,074

	Fats & Oils - 0.20%
21,300	Omega Protein Corp. (b)	289,254

	Finance Services - 0.18%
9,000	Life Partners Holdings, Inc.	260,640

	Fire, Marine, & Casualty Insurance - 0.76%
25,600	Tower Group, Inc.	536,320
152,000	Universal Insurance Holdings, Inc.	566,960
		1,103,280
	Gold & Silver Ores - 1.14%
213,000	IAMGOLD Corp.	1,388,760
90,000	Taseko Mines Ltd. (b)	273,600
		1,662,360

	Heavy Construction Other than Building Const - Contractors - 0.26%
7,500	Foster Wheeler Ltd. (b)	372,675

	Heating Equipment, Except Electric & Warm Air Furnaces - 0.06%
61,120	China Solar & Clean Energy Solutions, Inc. (b)	86,179

	Hospitals & Medical Service Plans - 1.68%
75,000	HealthSpring, Inc. (b)	1,489,500
21,500	Molina Healthcare, Inc. (b)	676,605
22,000	Universal American Fianancial Corp. (b)	289,740
		2,455,845

	Industrial Organic Chemicals - 0.10%
22,100	Green Plains Renewable Energy, Inc. (b)	143,429

	Industrial Trucks Tractors Trailers & Stackers - 0.23%
6,600	Terex Corp. (b)	331,914

	Instruments For Measurement & Testing of Electricity & Electric Signals - 0.79%
73,000	Aehr Test Systems (b)	319,010
25,000	Data I/O Corp. (b)	165,250
47,100	Eagle Test Systems, Inc. (b)	667,878
		1,152,138

	Insurance Agents, Brokers, & Services - 0.41%
43,000	AmTrust Financial Services, Inc.	604,580

	Metal Mining - 3.67%
2,000	Cleveland-Cliffs, Inc.	202,440
70,000	T-Bay Holdings, Inc. (b)	147,000
320,000	Thompson Creek Metals Co., Inc. (b)	5,004,800
		5,354,240

	Miscellaneous Electrical Machinery, Equipment & Supplies - 0.74%
43,000	Advanced Battery Technologies (b)	164,260
24,000	Exide Technologies (b)	296,160
54,000	Ultralife Corp. (b)	624,780
		1,085,200

	Miscellaneous Food Preparations & Knindred Products - 0.09%
66,000	Inventure Group, Inc./The (b)	136,620

*See accompanying notes which are an integral part of these financial statements.

AUER GROWTH FUND
SCHEDULE OF INVESTMENTS - continued
August 31, 2008
(Unaudited)

Shares	COMMON STOCKS - 97.88% - continued	Value

	Miscellaneous Metal Ores - 0.26%
50,000	Stillwater Mining Co. (b)	$ 372,500

	Motor Vehicles & Passenger Car Bodies - 0.37%
49,000	Spartan Motors, Inc.	231,770
7,000	Wabco Holdings, Inc.	306,600
		538,370

	Motor Vehicles Parts & Accessories - 0.55%
32,000	Noble International, Ltd	192,000
73,000	Wonder Auto Technology, Inc. (b)	615,390
		807,390

	National Commercial Banks - 0.04%
5,300	First Community Corp.	62,037

	National Gas Transmission - 0.13%
6,000	Williams Companies, Inc./The	185,340

	Oil & Gas Field Machinery & Equipment - 0.11%
36,500	Omni Energy Services Corp. (b)	160,600

	Oil & Gas Field Machinery & Equipment - 4.96%
420,000	Boots & Coots International Well Control, Inc. (b)	1,281,000
43,000	Gulfmark Offshore, Inc. (b)	2,154,300
39,000	National-Oilwell Varco, Inc. (b)	2,875,470
56,000	Newpark Resources, Inc. (b)	480,480
3,100	Oil States International, Inc. (b)	172,453
4,800	T-3 Energy Services, Inc. (b)	267,984
		7,231,687

	Oil & Gas Field Machinery & Equipment - 0.23%
20,000	North American Energy Partners, Inc. (b)	330,400

	Perfumes, Cosmetics & Other Toilet Preparations - 0.25%
52,000	Parlux Fragrances, Inc. (b)	365,560

	Petroleum Refining - 5.86%
56,300	Arabian American Development Co. (b)	235,897
3,000	Chevron Corp.	258,960
69,000	ConocoPhillips	5,693,190
7,500	Exxon Mobil Corp.	600,075
19,000	Murphy Oil Corp.	1,492,070
6,000	Petro-Canada	264,840
		8,545,032

	Pharmaceutical Preparations - 4.22%
225,000	Cubist Pharmaceuticals, Inc. (b)	4,956,750
49,000	Medicis Pharmaceutical Corp. - Class A	1,014,790
33,800	Questcor Pharmaceutical, Inc. (b)	184,548
		6,156,088

	Pipe Lines (No Natural Gas) - 0.62%
15,500	NuStar Energy L.P.	765,080
3,000	Sunoco Logistics Partners L.P.	145,920
		911,000

	Plastics Foam Products - 0.22%
30,600	UFP Technologies, Inc. (b)	324,972

	Primary Smelting & Refining of Nonferrous Metals - 0.04%
200,000	Terra Nostra Resources Corp. (b)	64,000

	Printed Circuit Boards - 0.12%
10,000	Multi-Fineline Electronix, Inc. (b)	170,600

	Public Building & Related Furniture - 3.78%
230,000	BE Aerospace, Inc. (b)	5,508,500

*See accompanying notes which are an integral part of these financial statements.

AUER GROWTH FUND
SCHEDULE OF INVESTMENTS - continued
August 31, 2008
(Unaudited)

Shares	COMMON STOCKS - 97.88% - continued	Value

	Radio & TV Broadcasting & Communications Equipment - 0.13%
20,600	Digital Ally, Inc. (b)	$ 183,752

	Radio Telephone Communications - 2.65%
28,000	NII Holdings, Inc. (b)	1,470,560
100,000	Vimpel-Communications (a)	2,403,000
		3,873,560

	Real Estate Agents & Managers - 0.16%
124,000	Silverleaf Resorts, Inc. (b)	234,360

	Refrigeration & Service Industry Machinery - 0.21%
5,700	Middleby Corp./The (b)	304,152

	Retail - Auto Dealers & Gasoline Stations - 0.11%
8,200	America's Car-Mart, Inc. (b)	155,062

	Retail - Home Furniture, Furnishings & Equipment Stores - 0.10%
28,000	Appliance Recycling Centers of America, Inc. (b)	147,560

	Retail - Lumber & Other Building Materials Dealers - 0.12%
13,500	Lumber Liquidators, Inc. (b)	174,285

	Retail - Miscellaneous Retail - 0.23%
22,000	EZCORP, Inc. Class A (b)	342,980

	Secondary Smelting & Refining of Nonferrous Metals - 3.49%
11,800	Metalico, Inc. (b)	151,984
133,000	OM Group, Inc. (b)	4,934,300
		5,086,284

	Security Brokers, Dealers & Flotation Companies - 0.21%
31,000	thinkorswim Group (b)	310,930

	Semiconductors & Related Devices - 6.98%
6,000	Canadian Solar, Inc. (b)	194,520
5,700	Cypress Semiconductor Corp. (b)	184,794
120,000	Entropic Communications, Inc. (b)	240,000
44,000	GSI Technology, Inc. (b)	167,200
42,300	Intellon Corp. (b)	162,009
46,000	LDK Solar Co., Ltd. (a) (b)	2,357,960
11,200	Mellanox Technologies, Ltd. (b)	135,744
21,000	PMC-Sierra, Inc. (b)	189,000
48,000	Ramtron International Corp. (b)	167,520
31,700	Skyworks Solutions, Inc. (b)	307,490
85,000	Trina Solar Ltd. (a) (b)	2,779,500
183,000	Yingli Green Energy Holding Co., Ltd. (a) (b)	3,295,830
		10,181,567

	Services - Computer Intergrated Systems Design - 0.14%
34,000	Datalink Corp. (b)	200,940

	Services - Engineering Services - 2.14%
27,900	Versar, Inc. (b)	154,845
81,000	VSE Corp.	2,970,270
		3,125,115

*See accompanying notes which are an integral part of these financial statements.

AUER GROWTH FUND
SCHEDULE OF INVESTMENTS - continued
August 31, 2008
(Unaudited)

Shares	COMMON STOCKS - 97.88% - continued	Value

	Services - Equipment Rental & Leasing, NEC - 0.38%
37,000	CAI International, Inc. (b)	$ 547,600

	Services - Home Health Care Services - 0.10%
59,000	PHC, Inc. - Class A (b)	146,320

	Services - Management Consulting Services - 0.20%
11,000	Industrial Services of America, Inc.	190,520
99,300	Management Network Group, Inc./The (b)	107,244
		297,764

	Services - Miscellaneous Health & Allied Services - 0.10%
11,600	Virtual Radiologic Corp. (b)	149,292

	Services - Motion Picture & Video Tape Distribution - 0.03%
35,757	Image Entertainment, Inc. (b)	41,836

	Services - Prepackaged Software - 0.41%
75,500	Netsol Technologies, Inc. (b)	221,215
135,000	Silverstar Holdings Ltd. (b)	78,300
6,500	Versant Corp. (b)	165,880
21,200	Website Pros, Inc. (b)	128,048
		593,443

	State Commercial Banks - 0.12%
6,100	Pennsylvania Commerce Bancorp, Inc. (b)	170,556

	Steel Works, Blast Furnaces & Rolling Mills - 1.84%
6,100	Ak Steel Holding Corp.	320,921
3,500	ArcelorMittal (c)	275,170
12,000	Gerdau Ameristeel Corp.	169,680
18,700	Nucor Corp	981,750
24,000	Steel Dynamics, Inc.	595,920
11,500	Sutor Technology Group Ltd. (b)	72,910
2,000	United States Steel Corp	266,140
		2,682,491

	Wholesale - Electrical Apparatus & Equipment, Wiring Supplies - 0.10%
5,400	EnerSys (b)	151,848

	Wholesale - Farm Product Raw Materials - 0.12%
4,000	Andersons, Inc./The	179,840

	Wholesale - Misc Durable Goods - 0.33%
7,000	Schnitzer Steel Industries, Inc. - Class A	478,870

	Wholesale - Metals Services Centers & Offices - 0.13%
4,000	Olympic Steel, Inc.	190,440

	TOTAL COMMON STOCKS (Cost $146,419,642)	142,789,475

	Real Estate Investment Trusts - 0.53%
19,000	Annaly Capital Management, Inc.	284,240
14,800	Capstead Mortgage Corp.	173,752
17,600	Dynex Capital, Inc.	139,744
27,000	MFA Mortgage Investments, Inc.	183,600
		781,336

	TOTAL INCOME TRUSTS (Cost $767,548)	781,336

	MONEY MARKET SECURITIES - 5.51%
8,038,892	Fidelity Institutional Treasury Portfolio, 1.85% (d)	8,038,892

	TOTAL MONEY MARKET SECURITIES (Cost $8,038,892)	8,038,892

	TOTAL INVESTMENTS (Cost $155,226,082) - 103.92%	$ 151,609,703

	Liabilities in excess of other assets - (3.92)%	(5,723,127)

	TOTAL NET ASSETS - 100.00%	$ 145,886,576

(a) American Depositary Receipt - A negotiable certificate issued by a U.S. bank representing a specific number of shares of a foreign stock traded on a U.S. exchange.
(b) Non-income producing securities.
(c) Registered in New York.
(d) Variable rate security; the money market rate shown represents the rate at August 31, 2008.

Tax Related
Unrealized appreciation		$ 5,209,845
Unrealized depreciation		$ (8,826,224)
Net unrealized depreciation		$ (3,616,379)

Aggregate cost of securities for income tax purposes		$ 155,226,082

*See accompanying notes which are an integral part of these financial statements.

Auer Growth Fund

Related Footnotes to the Schedule of Investments

August 31, 2008 – (Unaudited)

Securities Valuations - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the “Board”).

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political development in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger fair valuation than other securities.

Fair Valuation – The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Direct Market Prices in Observable Markets or Quoted Prices	$ 151,609,703	$ -
Level 2 – Other Significant Observable Inputs	$ -	$ -
Level 3 – Internal Unobservable Inputs	$ -	$ -
Total	$151,609,703	$ -
*Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Fund(s) did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

Derivative Instruments and Hedging Activities – In March 2008, FASB issued Statement on Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (SFAS 161), effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Bell Worldwide Trends Fund
Schedule of Investments
August 31, 2008
(Unaudited)

	Shares	Value

Exchange-Traded Funds - 94.19%
iShares Dow Jones U.S. Oil Equipment & Services Index Fund	722	$ 47,782
iShares MSCI Brazil Index Fund	590	43,294
iShares MSCI Canada Index Fund	5,637	171,252
iShares MSCI EAFE Growth Index Fund	5,000	324,400
iShares MSCI Singapore Index Fund	2,652	29,835
iShares Russell 2000 Index Fund	6,049	446,840
iShares S&P Global Materials Index Fund	1,006	69,454
iShares S&P MidCap 400 Growth Index Fund	1,021	88,408
iShares S&P MidCap 400 Index Fund	3,203	260,692
iShares S&P North American Natural Resources Sector Index Fund	6,204	265,903
iShares US Dow Jones Medical Equipment Index Fund (a)	1,634	101,618
PowerShares DB Agriculture Fund (a)	1,662	58,785
PowerShares DB G10 Currency Harvest Fund (a)	12,789	331,875
PowerShares DB Precious Metals Fund (a)	2,727	81,074
PowerShares Dynamic Mid Cap Growth Portfolio	7,006	146,846
PowerShares QQQ Fund	5,038	232,353
SPDR Metals & Mining ETF	726	51,974
SPDR S&P Biotech ETF	2,013	129,496
SPDR S&P Oil & Gas Exploration & Production ETF	1,086	59,763
Vanguard Consumer Staples ETF	5,132	354,416
Vanguard Growth ETF	3,565	210,050

TOTAL EXCHANGE-TRADED FUNDS (Cost $3,640,574)		3,506,110

Exchange-Traded Notes - 3.03%
iPATH Dow Jones-AIG Commodity Index Total Return Note (a)	1,939	112,792

TOTAL EXCHANGE-TRADED NOTES (Cost $129,741)		112,792

Money Market Securities - 9.76%
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio, 2.67% (b)	363,114	363,114

TOTAL MONEY MARKET SECURITIES (Cost $363,114)		363,114

TOTAL INVESTMENTS (Cost $4,133,429) - 106.98%		$ 3,982,016

Liabilities in excess of other assets - (6.98)%		(259,841)

TOTAL NET ASSETS - 100.00%		$ 3,722,175

(a) Non-income producing.
(b) Variable rate security; the money market rate shown represents the rate at August 31, 2008.

Tax Related
Unrealized appreciation	$ 17,204
Unrealized depreciation	(168,617)
Net unrealized depreciation	$ (151,413)

Aggregate cost of securities for income tax purposes	$ 4,133,429

*See accompanying notes which are an integral part of these financial statements.

Bell Worldwide Trends Fund
Related Notes to the Schedule of Investments
August 31, 2008

(Unaudited)

Securities Valuations - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the “Board”).           Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger fair valuation than other securities. Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Fair Value Measurements -The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained

Bell Worldwide Trends Fund
Related Notes to the Schedule of Investments – continued
August 31, 2008
(Unaudited)

from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the Fund’s assets as of August 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Quoted Prices in Active Markets	$ 3,982,016	$ -
Level 2 – Other Significant Observable Inputs	$ -	$ -
Level 3 – Significant Unobservable Inputs	$ -	$ -
Total	$ 3,982,016	$ -

*Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

Derivative Instruments and Hedging Activities – In March 2008, FASB issued Statement on Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (SFAS 161), effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

Chinook Emerging Growth Fund
Schedule of Investments
August 31, 2008
(Unaudited)

Common Stocks - 97.28%	Shares	Value

Computer Peripheral Equipment - 2.68%
Aruba Networks, Inc. (a)	58,312	$ 366,782

Electromedical & Electrotherapeutic Apparatus - 2.11%
Syneron Medical Ltd. (a)	17,505	289,008

Electronic Computers - 5.72%
NICE Systems Ltd. (a) (b)	13,327	408,206
Omnicell, Inc. (a)	24,459	375,446
		783,652

Insurance Agents, Brokers & Services - 1.57%
HealthExtras, Inc. (a)	6,591	214,867

In Vitro & In Vivo Diagnostic Substances - 2.58%
Quidel Corp. (a)	18,074	353,347

Laboratory Analytical Instruments - 5.33%
FEI Co. (a)	15,439	418,088
Integra LifeSciences Holdings (a)	6,415	311,063
		729,151

Measuring & Controlling Devices - 2.38%
ION Geophysical Corp. (a)	20,256	326,527

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.81%
Synovis Life Technologies, Inc. (a)	11,312	248,412

Pharmaceutical Preparations - 2.59%
Obagi Medical Products, Inc. (a)	13,276	128,113
Sciele Pharma, Inc. (a)	11,721	225,864
		353,977

Radio & TV Bradcasting & Communications Equipment - 2.05%
Harmonic, Inc. (a)	31,833	280,130

Retail - Apparel & Accessory Stores - 2.17%
Aeropostale, Inc. (a)	8,503	296,415

Retail - Drug Stores and Proprietary Stores - 2.90%
PetMed Express, Inc. (a)	27,876	396,954

Retail - Eating Places - 3.14%
Buffalo Wild Wings, Inc. (a)	11,918	430,001

*See accompanying notes which are an integral part of these financial statements.

Chinook Emerging Growth Fund
Schedule of Investments - continued
August 31, 2008
(Unaudited)

Common Stocks - 97.28% - continued	Shares	Value

Retail - Miscellaneous Retail - 1.65%
EZCORP, Inc. - Class A (a)	14,501	$ 226,071

Security Brokers, Dealers & Flotation Companies - 2.57%
optionsXpress Holdings, Inc.	15,237	351,518

Semiconductors & Related Devices - 9.04%
Advanced Analogic Technologies, Inc. (a)	53,821	245,962
AuthenTec, Inc. (a)	45,396	368,842
Diodes, Inc. (a)	11,856	282,054
Hittite Microwave Corp. (a)	9,681	342,611
		1,239,469

Services - Business Services - 8.26%
Capella Education Co. (a)	4,578	227,572
Liquidity Services, Inc. (a)	25,463	279,074
Phase Forward, Inc. (a)	10,178	196,639
Websense, Inc. (a)	18,857	426,922
		1,130,207

Services - Commercial Physical & Biological Research - 2.00%
Kendle International, Inc. (a)	5,531	273,508

Services - Computer Integrated Systems Design - 0.66%
Cogent, Inc. (a)	8,197	90,167

Services - Computer Processing & Data Preparation - 2.52%
CyberSource Corp. (a)	20,056	344,562

Services - Computer Programming Services - 5.21%
Advent Software, Inc. (a)	7,777	359,686
JDA Software Group, Inc. (a)	19,371	353,133
		712,819

Services - Management Consulting Services - 2.19%
NIC, Inc.	43,284	299,525

Services - Prepackaged Software - 13.45%
Blackbaud Inc.	7,579	153,020
Double-Take Software, Inc. (a)	27,834	364,904
Interwoven, Inc. (a)	25,365	373,373
Kenexa Corp. (a)	15,948	368,877
Phoenix Technologies Ltd. (a)	17,097	188,751
Tyler Technologies, Inc. (a)	24,217	392,558
		1,841,483

*See accompanying notes which are an integral part of these financial statements.

Chinook Emerging Growth Fund
Schedule of Investments - continued
August 31, 2008
(Unaudited)

Common Stocks - 97.28% - continued	Shares	Value

Services - Specialty Outpatient Facilities - 1.53%
Psychiatric Solutions, Inc. (a)	5,565	$ 210,079

Services - Testing Laboratories - 2.22%
eResearchTechnology, Inc. (a)	22,501	303,538

Surgical & Medical Instruments & Apparatus - 2.99%
Haemonetics Corp. (a)	6,528	409,436

Telephone & Telegraph Apparatus - 2.99%
Polycom, Inc. (a)	14,618	409,889

Watches, Clocks, Clockwork Operated Devices & Parts - 2.97%
Fossil, Inc. (a)	13,603	407,002

TOTAL COMMON STOCKS (Cost $12,554,823)		13,318,496

Money Market Securities - 1.81%
Huntington Money Market Fund - Trust Shares - 1.50% (c)	248,350	248,350

TOTAL MONEY MARKET SECURITIES (Cost $248,350)		248,350

TOTAL INVESTMENTS (Cost $12,803,173) - 99.09%		$ 13,566,846

Other assets less liabilities - 0.91%		124,216

TOTAL NET ASSETS - 100.00%		$ 13,691,062

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the money market rate shown represents the rate at August 31, 2008.

Tax Related
Unrealized appreciation		$ 1,163,569
Unrealized depreciation		(399,896)
Net unrealized appreciation		$ 763,673

Aggregate cost of securities for income tax purposes		$ 12,803,173

*See accompanying notes which are an integral part of these financial statements.

Chinook Emerging Growth Fund
Related Notes to the Schedule of Investments
August 31, 2008
(Unaudited)

Securities Valuations - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the “Board”). Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger fair valuation than other securities. Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Chinook Emerging Growth Fund
Related Notes to the Schedule of Investments	- continued
August 31, 2008

(Unaudited)

Federal Income Taxes – The Fund makes no provision for federal income tax. The Fund intends to qualify each year as a "regulated investment company" under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Fair Value Measurements -The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value Fund’s net assets as of August 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Quoted Prices in active markets.	$ 13,566,846	$ -
Level 2 – Other Significant Observable Inputs	$ -	$ -
Level 3 – Significant Unobservable Inputs	$ -	$ -
Total	$ 13,566,846	$ -

*Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Fund(s) did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

Chinook Emerging Growth Fund
Related Notes to the Schedule of Investments	- continued
August 31, 2008

(Unaudited)

Derivative Instruments and Hedging Activities – In March 2008, FASB issued Statement on Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (SFAS 161), effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

Leeb Focus Fund
Schedule of Investments
August 31, 2008
(Unaudited)

Common Stocks - 96.64%	Shares	Value

Agriculture Chemicals - 2.34%
Mosaic Co. / The	3,900	$ 416,286

Agriculture Production - Crops - 1.10%
Cresud S.A.C.I.F.y A. (b)	17,800	195,800

Beverages - 3.05%
Coca-Cola Co. / The	10,400	541,528

Computer & Office Equipment - 1.95%
Hewlett-Packard Co.	7,400	347,208

Crude Petroleum & Natural Gas - 1.99%
XTO Energy, Inc.	7,000	352,870

Drilling Oil & Gas Wells - 5.35%
Nabors Industries, Ltd. (a)	11,500	409,745
Transocean, Inc. (a)	4,258	541,618
		951,363

Electric & Other Services Combined - 2.31%
Exelon Corp.	5,400	410,184

Electric Services - 4.39%
FPL Group, Inc.	13,000	780,780

Electromedical & Electrotherapeutic Apparatus - 2.52%
Varian Medical Systems, Inc. (a)	7,100	448,436

Electronic & Other Electrical Equipment - 4.59%
General Electric Co.	29,000	814,900

Electronic Computer - 2.81%
Apple, Inc. (a)	2,950	500,113

Fire, Marine & Casualty Insurance - 4.94%
Berkshire Hathaway, Inc. - Class B (a)	225	877,950

Gold and Silver Ores - 2.36%
Barrick Gold Corp.	12,100	420,233

Heavy Construction Other Than Building Construction - Contractors - 2.84%
Fluor Corp.	6,300	504,819

Industrial Instruments For Measurement, Display, and Control - 1.61%
Danaher Corp.	3,500	285,495

*See accompanying notes which are an integral part of these financial statements.

Leeb Focus Fund
Schedule of Investments - continued
August 31, 2008
(Unaudited)

Common Stocks - 96.64% - continued	Shares	Value

National Commercial Banks - 10.40%
U.S. Bancorp.	25,700	$ 818,802
Wells Fargo & Co.	34,050	1,030,694
		1,849,496

Oil & Gas Field Machinery & Equipment - 2.45%
National-Oilwell Varco, Inc. (a)	5,900	435,007

Oil, Gas Field Services - 4.72%
Schlumberger, Ltd.	8,900	838,558

Petroleum Refining - 4.97%
ConocoPhillips	10,700	882,857

Pharmaceutical Preparations - 8.16%
Amylin Pharmaceuticals, Inc. (a)	15,500	340,690
Johnson & Johnson	8,500	598,655
Novartis AG (b)	9,200	511,888
		1,451,233

Pumps & Pumping Equipment - 3.08%
ITT Corp.	8,600	548,250

Retail - Drug Stores & Proprietary Stores - 2.08%
CVS Caremark Corp.	10,100	369,660

Search, Detection, Navigation, Guidance, & Aeronautical Systems - 4.85%
Northrop Grumman Corp.	4,600	316,710
Raytheon Co.	9,100	545,909
		862,619

Semiconductors & Related Devices - 2.10%
Intel Corp.	16,300	372,781

Services - Computer Programming, Data Processing, Etc. - 1.82%
Google Inc. - Class A (a)	700	324,303

Services - Prepackaged Software - 2.24%
Adobe Systems, Inc. (a)	9,300	398,319

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 3.26%
Procter & Gamble Co. / The	8,300	579,091

Surgical & Medical Instruments & Apparatus - 2.36%
Baxter International, Inc.	6,200	420,112

TOTAL COMMON STOCKS (Cost $17,366,579)		17,180,251

*See accompanying notes which are an integral part of these financial statements.

Leeb Focus Fund
Schedule of Investments - continued
August 31, 2008
(Unaudited)

Exchange-Traded Funds - 5.30%	Shares	Value

iShares MSCI Brazil Index Fund	6,100	$ 447,618
PowerShares DB Gold Double Long ETN (a)	27,600	494,040

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,212,007)		941,658

TOTAL INVESTMENTS (Cost $18,578,586) - 101.94%		$ 18,121,909

Liabilities in excess of other assets - (1.94)%		(344,214)

TOTAL NET ASSETS - 100.00%		$ 17,777,695

(a) Non-income producing.
(b) American Depositary Receipt.

Tax Related
Gross unrealized appreciation		$ 711,295
Gross unrealized depreciation		(1,167,972)
Net unrealized depreciation		$ (456,677)

Aggregate cost of securities for income tax purposes		$ 18,578,586

*See accompanying notes which are an integral part of these financial statements.

Leeb Focus Fund

Related Notes to the Schedule of Investments

August 31, 2008

(Unaudited)

Securities Valuation - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the "Board").  Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

           In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger fair valuation than other securities.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Leeb Focus Fund

Related Notes to the Schedule of Investments - continued

August 31, 2008

(Unaudited)

Fair Value Measurements - The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

              Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 • Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

 The following is a summary of the inputs used to value the Fund’s assets as of August 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Quoted Prices in Active Markets	$18,121,909	$ -
Level 2 – Other Significant Observable Inputs	$ -	$ -
Level 3 – Significant Unobservable Inputs	$ -	$ -
Total	$18,121,909	$ -

*Other financial instruments include call options, futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Fund(s) did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

Derivative Instruments and Hedging Activities – In March 2008, FASB issued Statement on Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (SFAS 161), effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

Marco Targeted Return Fund
Schedule of Investments
August 31, 2008
(Unaudited)

Common Stocks - 93.86%	Shares	Value

Aircraft Engines & Engine Parts - 5.38%
United Technologies Corp. (b)	3,500	$ 229,565

Biological Products, (No Diagnostic Substances) - 2.94%
Amgen, Inc. (a) (b)	2,000	125,700

Computer Communications Equipment - 7.33%
Cisco Systems, Inc. (a)	13,000	312,650

Electromedical & Electrotherapeutic Apparatus - 7.68%
Medtronic, Inc. (b)	6,000	327,600

Electronic Computers - 5.09%
Dell, Inc. (a) (b)	10,000	217,300

Motorcycles, Bicycles & Parts - 1.58%
Harley-Davidson, Inc. (b)	1,700	67,626

National Commercial Banks - 9.14%
JPMorgan Chase & Co.	6,000	230,940
Wachovia Corp.	10,000	158,900
		389,840

Radio & TV Broadcasting & Communications Equipment - 5.60%
L-3 Communications Holdings, Inc. (b)	2,300	239,062

Retail - Eating Places - 8.29%
CBRL Group, Inc. (b)	6,000	155,040
McDonald's Corp. (b)	3,200	198,560
		353,600

Retail - Lumber & Other Building Materials Dealers - 6.35%
Lowe's Companies, Inc.	11,000	271,040

Security Brokers, Dealers & Flotation Companies - 7.68%
Goldman Sachs Group, Inc. / The	2,000	327,940

Semiconductors & Related Devices - 6.97%
Intel Corp.	13,000	297,310

Services - Computer Processing & Data Preparation - 6.24%
Affiliated Computer Services, Inc. - Class A (a)	5,000	266,200

Services - Miscellaneous Amusement & Recreation - 7.58%
Walt Disney Co. / The (b)	10,000	323,500

Trucking & Courier Services (No Air) - 6.01%
United Parcel Service, Inc. - Class B (b)	4,000	256,480

TOTAL COMMON STOCKS (Cost $4,571,819)		4,005,413

*See accompanying notes which are an integral part of these financial statements.

Marco Targeted Return Fund
Schedule of Investments - continued
August 31, 2008
(Unaudited)

	Shares	Value
Money Market Securities - 12.62%
Fidelity Institutional Money Market Portfolio - Class I - 2.70% (c)	538,523	$ 538,523

TOTAL MONEY MARKET SECURITIES (Cost $538,523)		538,523

TOTAL INVESTMENTS (Cost $5,110,342) - 106.48%		$ 4,543,936

Liabilities in excess of other assets - (6.48)%		(276,492)

TOTAL NET ASSETS - 100.00%		$ 4,267,444

(a) Non-income producing.
(b) Portion of the security is pledged as collateral for call options written.
(c) Variable rate security; the money market rate shown represents the rate at August 31, 2008.

Tax Related (Excluding Premiums Received for Call Options Written)
Unrealized appreciation		$ 84,214
Unrealized depreciation		(650,620)
Net unrealized depreciation		$ (566,406)

Aggregate cost of securities for income tax purposes		$ 5,110,342

Marco Targeted Return Fund
Call Options Written
August 31, 2008
(Unaudited)
	Shares Subject
Call Options Written / Expiration Date @ Exercise Price	to Call	Value

Amgen, Inc. / September 2008 @ $65.00	2,000	$ 3,580
CBRL Group, Inc. / October 2008 @ $25.00	6,000	15,600
Dell, Inc. / November 2008 @ $25.00	10,000	3,900
Harley-Davidson, Inc. / October 2008 @ $40.00	1,700	4,097
L-3 Communications Holdings, Inc. / October 2008 @ $110.00	2,300	2,944
McDonald's Corp. / December 2008 @ $62.50	3,200	10,944
Medtronic, Inc. / November 2008 @ $52.50	6,000	25,800
United Parcel Service, Inc. - Class B / October 2008 @ $65.00	4,000	8,800
United Technologies Corp. / September 2008 @ $70.00	3,500	700
Walt Disney Co./The / October 2008 @ $32.50	10,000	11,500

Total (Premiums received $113,484)	48,700	$ 87,865

*See accompanying notes which are an integral part of these financial statements

Marco Targeted Return Fund

Related Notes to the Schedule of Investments

August 31, 2008

(Unaudited)

Securities Valuation - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. Options traded on major exchanges are valued at the last quoted sales price on their primary exchange or, if there is no sale on the applicable exchange on such day, then the last quoted bid price as of the close of such exchange will be used. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the "Board").

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board.

Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

 In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used if the options the Fund has written cease to have market quotations readily available due to low volume or imminent expiration. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger fair valuation than other securities.Option writing - When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Marco Targeted Return Fund

Related Notes to the Schedule of Investments - continued

August 31, 2008

(Unaudited)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

 Fair Value Measurements - The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the Fund’s assets as of August 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Quoted Prices in Active Markets	$4,543,936	$87,865
Level 2 – Other Significant Observable Inputs	$ -	$ -
Level 3 – Significant Unobservable Inputs	$ -	$ -
Total	$4,543,936	$87,865

*Other financial instruments include call options, futures, forwards, and swap contracts.             .

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Fund(s) did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

Derivative Instruments and Hedging Activities – In March 2008, FASB issued Statement on Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (SFAS 161), effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

Roosevelt Multi-Cap Fund
Schedule of Investments
August 31, 2008
(Unaudited)

Common Stocks - 83.69%	Shares	Value

Agricultural Products - Livestock & Animal Specialties - 0.35%
Viterra, Inc. (a)	13,600	$ 152,894

Aircraft Engines & Engine Parts - 1.38%
Honeywell International, Inc.	12,000	602,040

Air Transportation - 2.41%
Southwest Airlines Co.	68,795	1,047,748

Biological Products (No Diagnostic Substances) - 2.70%
Genzyme Corp. (a)	13,900	1,088,370
Novozymes A/S - B Shares	845	86,613
		1,174,983

Bituminous Coal & Lignite Surface Mining - 1.90%
Peabody Energy Corp.	13,120	825,904

Chemical & Allied Products - 1.43%
Monsanto Co.	5,435	620,949

Computer & Office Equipment - 1.61%
International Business Machines Corp. (IBM)	5,750	699,947

Drawing & Insulating of Nonferrous Wire - 0.71%
Corning, Inc.	15,065	309,435

Drilling Oil & Gas Wells - 1.61%
Precision Drilling Trust	33,000	698,280

Electric Services - 4.63%
FPL Group, Inc.	12,300	738,738
Northeast Utilities	12,245	329,268
TECO Energy, Inc.	53,000	945,520
		2,013,526

Grain Mill Products - 4.24%
General Mills, Inc.	13,205	873,907
Ralcorp Holdings, Inc. (a)	15,800	970,120
		1,844,027

Hazardous Waste Management - 1.91%
Stericycle, Inc. (a)	14,000	830,200

Industrial & Commercial Fans & Blowers & Air Purifying Equipments - 0.64%
Flanders Corp. (a)	40,000	280,400

Industrial Inorganic Chemicals - 1.00%
Praxair, Inc.	4,845	435,275

*See accompanying notes which are an integral part of these financial statements.

Roosevelt Multi-Cap Fund
Schedule of Investments - continued
August 31, 2008
(Unaudited)

Common Stocks - 83.69% - continued	Shares	Value

Industrial Instruments For Measurement, Display, and Control - 1.81%
Roper Industries, Inc.	13,300	$ 785,764

Industrial Organic Chemicals - 1.57%
International Flavors & Fragrances, Inc.	17,000	683,570

Instruments for Measurement & Testing of Electricity & Electronics Signals - 1.24%
Itron, Inc. (a)	5,200	538,616

Investment Advice - 1.89%
Morningstar, Inc. (a)	12,600	822,906

Metalworking Machinery & Equipment - 1.97%
SPX Corp.	7,200	858,600

Mining & Quarrying of Nonmetallic Minerals - 2.39%
Compass Minerals International, Inc.	14,995	1,038,704

Miscellaneous Chemical Products - 1.48%
Nalco Holding Co.	28,065	641,847

Miscellaneous Manufacturing Industries - 0.66%
WMS Industries, Inc. (a)	8,595	288,792

Miscellaneous Transportation Equipment - 1.97%
Polaris Industries, Inc.	19,035	858,288

Motors & Generators - 0.71%
American Superconductor Corp. (a)	12,485	306,756

National Commercial Banks - 6.12%
JPMorgan Chase & Co.	17,855	687,239
U.S. Bancorp	36,695	1,169,103
Wells Fargo & Co.	26,555	803,820
		2,660,162

Oil & Gas Field Machinery & Equipment - 0.93%
FMC Technologies, Inc. (a)	7,570	405,449

Oil & Gas Field Services - 1.38%
Willbros Group, Inc. (a)	14,500	600,445

Perfumes, Cosmetics & Other Toilet Preparations - 2.07%
Avon Products, Inc.	21,000	899,430

Railroad Equipment - 2.04%
Wabtec Corp.	15,000	886,050

*See accompanying notes which are an integral part of these financial statements.

Roosevelt Multi-Cap Fund
Schedule of Investments - continued
August 31, 2008
(Unaudited)

Common Stocks - 83.69% - continued	Shares	Value

Railroads, Line-Haul Operating - 2.34%
Union Pacific Corp.	12,130	$ 1,017,707

Retail - Eating Places - 2.00%
McDonald's Corp.	14,010	869,320

Retail - Grocery Stores - 0.88%
Safeway, Inc.	14,475	381,272

Retail - Variety Stores - 5.58%
Big Lots, Inc. (a)	25,000	739,250
BJ's Wholesale Club, Inc. (a)	20,000	760,600
Costco Wholesale Corp.	13,805	925,763
		2,425,613

Security Brokers, Dealers & Flotation Companies - 2.29%
BlackRock, Inc.	4,580	995,005

Semiconductors & Related Devices - 0.79%
Energy Conversion Devices, Inc. (a)	4,580	344,279

Services - Commercial Physical & Biological Research - 0.97%
Senomyx, Inc. (a)	100,000	420,000

Services - Computer Integrated Systems Design - 1.59%
Scientific Games Corp. - Class A (a)	23,000	692,530

Services - Computer Programming, Data Processing, Etc. - 1.48%
IHS, Inc. - Class A (a)	10,020	642,883

Services - Dwellings & Other Buildings - 1.43%
Rollins, Inc.	35,000	621,950

Services - Management Consulting Services - 3.79%
FTI Consulting, Inc. (a)	11,500	844,100
Hewitt Associates, Inc. - Class A (a)	20,000	804,200
		1,648,300

Services - Miscellaneous Amusement & Recreation - 0.59%
Pinnacle Entertainment, Inc. (a)	23,000	255,070

Services - Prepackaged Software - 2.18%
Activision Blizzard, Inc. (a)	18,000	590,760
Microsoft Corp.	13,009	355,016
		945,776

Special Industry Machinery - 0.05%
John Bean Technologies Corp. (a)	1,635	21,255

*See accompanying notes which are an integral part of these financial statements.

Roosevelt Multi-Cap Fund
Schedule of Investments - continued
August 31, 2008
(Unaudited)

Common Stocks - 83.69% - continued	Shares	Value

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 1.01%
Tenaris S.A. (b)	8,050	$ 440,254

Tire and Inner Tubes - 1.97%
Goodyear Tire & Rubber Co. /The (a)	43,615	855,290

TOTAL COMMON STOCKS (Cost $34,378,213)		36,387,491

Exchange-Traded Funds - 6.70%

UltraShort Basic Materials ProShares	4,425	155,627
UltraShort Consumer Goods ProShares	2,550	181,943
UltraShort Consumer Services ProShares	1,850	162,515
UltraShort Financials ProShares	3,235	377,492
UltraShort Industrials ProShares	4,055	250,964
UltraShort Oil & Gas ProShares	20,415	706,563
UltraShort QQQ ProShares	6,200	262,322
UltraShort Russell 2000 ProShares	6,270	414,572
UltraShort S&P500 ProShares	6,185	402,705

TOTAL EXCHANGE-TRADED FUNDS (Cost $3,040,041)		2,914,703

Money Market Securities - 11.64%

Huntington Money Market Fund - Trust Shares - 1.50% (c)	5,060,339	5,060,339

TOTAL MONEY MARKET SECURITIES (Cost $5,060,339)		5,060,339

TOTAL INVESTMENTS (Cost $42,478,593) - 102.03%		$ 44,362,533

Liabilities in excess of other assets - (2.03)%		(880,790)

TOTAL NET ASSETS - 100.00%		$ 43,481,743

(a) Non-income producing.
(b) American Depositary Receipts.
(c) Variable rate security; the money market rate shown represents the rate at August 31, 2008.

Tax Related
Unrealized appreciation		$ 3,697,733
Unrealized depreciation		(1,813,793)
Net unrealized appreciation		$ 1,883,940

Aggregate cost of securities for income tax purposes		$ 42,478,593

*See accompanying notes which are an integral part of these financial statements.

Roosevelt Multi-Cap Fund
Related Notes to the Schedule of Investments
August 31, 2008
(Unaudited)

Securities Valuations - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange-traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the “Board”).

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger fair valuation than other securities.

Federal Income Taxes – The Fund makes no provision for federal income tax. The Fund intends to qualify each year as a "regulated Investment Company" under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Roosevelt Multi-Cap Fund
Related Notes to the Schedule of Investments - continued
August 31, 2008

(Unaudited)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Fair Value Measurements -The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value Fund’s net assets carried as of August 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Quoted Prices in active markets	$ 44,362,533	$ -
Level 2 – Other Significant Observable Inputs	$ -	$ -
Level 3 – Significant Unobservable Inputs	$ -	$ -
Total	$ 44,362,533	$ -
*Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Fund(s) did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

Roosevelt Multi-Cap Fund
Related Notes to the Schedule of Investments - continued
August 31, 2008

(Unaudited)

Derivative Instruments and Hedging Activities – In March 2008, FASB issued Statement on Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (SFAS 161), effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

Symons Institutional Funds
Symons Alpha Growth Institutional Fund
Schedule of Investments
August 31, 2008
(Unaudited)

Common Stocks - 95.20%	Shares	Value

Beverages - 3.00%
Constellation Brands, Inc. - Class A (a)	18,870	$ 398,346

Beverages - Non-Alcoholic - 1.64%
Dr. Pepper Snapple Group, Inc. (a)	8,841	218,461

Books: Publishing or Publishing & Printing - 3.09%
Scholastic Corp.	15,730	410,553

Bottled & Canned Soft Drinks & Carbonated Waters - 3.02%
Cadbury plc (b)	8,688	400,691

Crude Petroleum & Natural Gas - 3.04%
Talisman Energy, Inc.	22,980	404,218

Electromedical & Electrotherapeutic Apparatus - 2.83%
Advanced Medical Optics, Inc. (a)	17,360	375,497

Farm Machinery & Equipment - 5.43%
AGCO Corp. (a)	6,800	419,084
Lindsay Corp.	3,690	302,248
		721,332

Gold and Silver Ores - 5.19%
Coeur d' Alene Mines Corp. (a)	174,640	312,606
Harmony Gold Mining Co., Ltd. (a) (b)	43,250	376,707
		689,313

Household Furniture - 1.76%
Sealy Corp.	34,960	233,882

Measuring & Controlling Devices - 3.01%
Rockwell Automation, Inc.	8,470	399,869

Metal Mining - 5.70%
Lundin Mining Corp. (a)	77,320	365,724
Southern Copper Corp.	15,300	390,609
		756,333

Miscellaneous Furniture & Fixtures - 3.06%
Kinetic Concepts, Inc. (a)	11,570	406,801

Motor Vehicle Parts & Accessories - 1.08%
Honeywell International, Inc.	2,850	142,984

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 3.03%
Zimmer Holdings, Inc. (a)	5,550	401,764

Perfumes, Cosmetics & Other Toilet Preparations - 2.25%
Bare Escentuals, Inc. (a)	23,990	298,436

Petroleum Refining - 3.28%
Tesoro Corp.	23,460	435,183

Pharmaceutical Preparations - 4.88%
Pfizer, Inc.	33,930	648,403

Poultry Slaughtering and Processing - 3.91%
Pilgrim's Pride Corp.	40,460	519,506

Pumps & Pumping Equipment - 2.89%
IDEX Corp.	10,340	383,304

Radiotelephone Communications - 4.01%
NII Holdings, Inc. (a)	10,140	532,553

Retail - Catalog & Mail-Order Houses - 2.76%
NutriSystem, Inc.	18,450	366,601

Symons Institutional Funds
Symons Alpha Growth Institutional Fund
Schedule of Investments - continued
August 31, 2008
(Unaudited)

Common Stocks - 95.20% - continued	Shares	Value

Retail - Drug Stores and Proprietary Stores - 3.96%
Walgreen Co.	14,420	$ 525,321

Retail - Eating Places - 1.93%
McDonald's Corp.	4,130	256,266

Retail - Grocery Stores - 3.04%
Whole Foods Market, Inc.	22,070	404,102

Savings Institution, Federally Chartered - 1.05%
Washington Mutual, Inc. (a)	34,600	140,130

Semiconductors & Related Devices - 6.41%
Advanced Micro Devices, Inc. (a)	92,370	581,007
Texas Instruments, Inc.	11,030	270,345
		851,352

Services - Business Services - 3.04%
eBay, Inc. (a)	16,200	403,866

Services - Miscellaneous Amusement & Recreation - 2.93%
Ameristar Casinos, Inc.	23,490	388,525

Surgical & Medical Instruments & Apparatus - 3.98%
Boston Scientific Corp. (a)	42,040	528,022

TOTAL COMMON STOCKS (Cost $16,359,251)		12,641,614

Money Market Securities - 26.78%

Fidelity Institutional Money Market Portfolio, 2.70% (c)	3,556,514	3,556,514

TOTAL MONEY MARKET SECURITIES (Cost $3,556,514)		3,556,514

TOTAL INVESTMENTS (Cost $19,915,765) - 121.98%		$ 16,198,128

Liabilities in excess of other assets - (21.98)%		(2,919,137)

TOTAL NET ASSETS - 100.00%		$ 13,278,991

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the money market rate shown represents the rate at August 31, 2008.

Tax Related
Unrealized appreciation	$ 167,895
Unrealized depreciation	(3,885,532)
Net unrealized depreciation	$ (3,717,637)

Aggregate cost of securities for income tax purposes	$ 19,915,765

Symons Institutional Funds
Symons Alpha Value Institutional Fund
Schedule of Investments
August 31, 2008
(Unaudited)

Common Stocks - 87.53%	Shares	Value

Agriculture Production - Crops - 3.05%
Fresh Del Monte Produce, Inc. (a)	6,920	$ 160,613

Biological Products, No Diagnostic Substances - 4.72%
Amgen, Inc. (a)	3,955	248,572

Converted Paper & Paperboard Products (No Containers/Boxes) - 2.19%
Kimberly-Clark Corp.	1,870	115,342

Crude Petroleum & Natural Gas - 2.64%
Talisman Energy, Inc.	7,910	139,137

Electric Services - 2.94%
Southern Co.	4,130	154,916

Fats & Oils - 1.95%
Bunge Ltd.	1,150	102,764

Food & Kindred Products - 8.58%
Kraft Foods, Inc. - Class A	7,860	247,669
Sara Lee Corp.	15,120	204,120
		451,789

Gold & Silver Ores - 3.12%
Gold Fields Ltd. (b)	18,070	164,437

Hospital & Medical Service Plans - 2.94%
UnitedHealth Group, Inc.	5,080	154,686

Ice Cream & Frozen Desserts - 4.33%
Dean Foods Co. (a)	9,050	227,788

Malt Beverages - 4.11%
Anheuser-Busch Companies, Inc.	3,185	216,134

Meat Packing Plants - 2.08%
Smithfield Foods, Inc. (a)	5,450	109,600

Petroleum Refining - 2.92%
Valero Energy Corp.	4,420	153,639

Pharmaceutical Preparations - 9.88%
GlaxoSmithKline plc (b)	4,530	212,774
King Pharmaceuticals, Inc. (a)	8,820	100,901
Eli Lilly & Co.	4,420	206,193
		519,868

Plastics Products - 3.66%
Newell Rubbermaid, Inc.	10,630	192,403

Radio Broadcasting Stations - 2.86%
Nokia (b)	5,980	150,517

Retail - Eating Places - 3.72%
Wendy's/Arby's Group, Inc. - Class A	8,070	195,859

Retail - Miscellaneous Shopping Goods Stores - 2.35%
Borders Group, Inc.	17,700	123,900

Symons Institutional Funds
Symons Alpha Value Institutional Fund
Schedule of Investments - continued
August 31, 2008
(Unaudited)

Common Stocks - 87.53% - continued	Shares	Value

Retail - Radio, TV & Consumer Electronics Stores - 4.09%
Best Buy Co., Inc.	4,810	$ 215,344

State Commercial Banks - 1.88%
Bank of Hawaii Corp.	1,870	98,886

Sugar & Confectionery Products - 4.18%
Hershey Co./The	6,090	219,788

Surgical & Medical Instruments & Apparatus - 3.01%
3M Co.	2,210	158,236

Telecommunication - 2.34%
Telecom Corp. of New Zealand, Ltd. (b)	11,046	123,273

Telecommunications Equipment Fiber Optics - 0.72%
JDS Uniphase Corp. (a)	3,740	37,998

Tobacco Products - 3.27%
UST, Inc.	3,210	172,024

TOTAL COMMON STOCKS (Cost $4,979,419)		4,607,513

Real Estate Investment Trust - 2.59%

Hospitality Properties Trust	6,000	136,080

TOTAL REAL ESTATE INVESTMENT TRUST (Cost $161,562)		136,080

Income Trust - 3.13%

Enerplus Resources Fund	3,810	164,934

TOTAL INCOME TRUST (Cost $163,857)		164,934

Money Market Securities - 12.77%

Fidelity Institutional Money Market Portfolio, 2.70% (c)	672,065	672,065

TOTAL MONEY MARKET SECURITIES (Cost $672,065)		672,065

TOTAL INVESTMENTS (Cost $5,976,903) - 106.02%		$ 5,580,592

Liabilities in excess of other assets - (6.02)%	(316,881)

TOTAL NET ASSETS - 100.00%	$ 5,263,711

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the money market rate shown represents the rate at August 31, 2008.

Symons Institutional Funds
Symons Alpha Value Institutional Fund
Schedule of Investments - continued
August 31, 2008
(Unaudited)

Tax Related
Unrealized appreciation	$ 126,932
Unrealized depreciation	(523,243)
Net unrealized depreciation	$ (396,311)

Aggregate cost of securities for income tax purposes	$ 5,976,903

Symons Institutional Funds
Symons Small Cap Institutional Fund
Schedule of Investments
August 31, 2008
(Unaudited)

Common Stocks - 93.87%	Shares	Value

Agriculture Chemicals - 2.96%
Scotts Miracle-Gro Co./The - Class A	500	$ 13,370
Terra Nitrogen Co., L. P.	70	8,390
		21,760

Agriculture Production - Crops - 2.31%
Chiquita Brands International, Inc. (a)	1,160	17,029

Bituminous Coal & Lignite Surface Mining - 0.85%
Evergreen Energy, Inc. (a)	3,480	6,264

Books: Publishing or Publishing and Printing - 1.06%
Scholastic Corp.	300	7,830

Canned, Fruits, Veg & Preserves, Jams & Jellies - 2.04%
Del Monte Foods Co.	1,760	14,995

Crude Petroleum & Natural Gas - 3.31%
TXCO Resources, Inc. (a)	2,010	24,341

Deep Sea Foreign Transportation of Freight - 2.00%
Paragon Shipping, Inc. - Class A	970	14,705

Dental Equipment & Supplies - 2.32%
Sirona Dental Systems, Inc. (a)	620	17,044

Electromedical & Electrotherapeutic Apparatus - 2.15%
Advanced Medical Optics, Inc. (a)	730	15,790

Farm Machinery & Equipment - 2.00%
Lindsay Corp.	180	14,744

Footwear, (No Rubber) - 1.99%
Iconix Brand Group, Inc. (a)	1,130	14,611

Games, Toys & Children's Vehicles (No Dolls & Bicycles) - 2.41%
JAKKS Pacific, Inc. (a)	710	17,715

Gold & Silver Ores - 2.62%
Apex Silver Mines Ltd. (a)	1,490	4,381
Golden Star Resources Ltd. (a)	9,710	14,856
		19,237
Greeting Cards - 1.88%
American Greetings Corp. - Class A	860	13,829

Hospital & Medical Service Plans - 1.20%
AMERIGROUP Corp. (a)	340	8,799

Industrial Inorganic Chemicals - 4.32%
Georgia Gulf Corp.	1,080	3,640
TETRA Technologies, Inc. (a)	1,270	28,118
		31,758

Symons Institutional Funds
Symons Small Cap Institutional Fund
Schedule of Investments - continued
August 31, 2008
(Unaudited)

Common Stocks - 93.87% - continued	Shares	Value

Magnetic & Optical Recording Media - 2.31%
Imation Corp.	800	$ 16,992

Metal Mining - 3.73%
Lundin Mining Corp. (a)	3,110	14,710
North American Palladium Ltd. (a)	3,310	12,710
		27,420

Miscellaneous Fabricated Metal Products - 2.84%
Mueller Water Products, Inc. - Class A	1,920	20,870

Miscellaneous Manufacturing Industries - 2.88%
Ceradyne, Inc. (a)	470	21,178

Newspapers: Publishing or Publishing & Printing - 0.20%
McClatchy Co./The - Class A	410	1,488

Ophthalmic Goods - 2.35%
Cooper Companies, Inc./The	470	17,310

Perfumes, Cosmetics & Other Toilet Preparations - 2.48%
Elizabeth Arden, Inc. (a)	890	18,209

Petroleum Refining - 0.88%
Western Refining, Inc.	720	6,509

Pharmaceutical Preparations - 1.19%
Dendreon Corp. (a)	1,490	8,761

Photographic Equipment & Supplies - 1.04%
Avid Technology, Inc. (a)	330	7,669

Plastics, Materials, Synth Resins & Nonvulcan Elastomers - 2.34%
Rogers Corp. (a)	430	17,204

Symons Institutional Funds
Symons Small Cap Institutional Fund
Schedule of Investments - continued
August 31, 2008
(Unaudited)

Common Stocks - 93.87% - continued	Shares	Value

Poultry Slaughtering and Processing - 3.07%
Pilgrim's Pride Corp.	1,760	$ 22,598

Radio & TV Broadcasting & Communications Equipment - 1.27%
BigBand Networks, Inc. (a)	2,670	9,372

Refrigeration & Service Industry Machinery - 2.68%
Middleby Corp./The (a)	370	19,743

Retail - Catalog & Mail-Order Houses - 2.57%
NutriSystem, Inc.	950	18,877

Retail - Department Stores - 2.98%
Maidenform Brands, Inc. (a)	1,450	21,895

Retail - Women's Clothing Stores - 2.10%
Christopher & Banks Corp.	1,330	12,795
Cato Corp./The - Class A	150	2,642
		15,437

Rubber & Plastics Footwear - 0.45%
Crocs, Inc. (a)	800	3,320

Secondary Smelting & Refining of Nonferrous Metals - 1.66%
OM Group, Inc. (a)	330	12,243

Semiconductors & Related Devices - 1.83%
Evergreen Solar, Inc. (a)	1,430	13,485

Services - Auto Rental & Leasing (No Drivers) - 1.42%
AMERCO (a)	250	10,420

Services - Business Services - 1.23%
LivePerson, Inc. (a)	2,790	9,068

Services - General Medical & Surgical Hospitals - 1.04%
Health Management Associates, Inc. - Class A (a)	1,320	7,669

Services - Skilled Nursing Care Facilities - 2.71%
Sun Healthcare Group, Inc. (a)	1,160	19,940

Sugar & Confectionery Products - 2.23%
Imperial Sugar Co.	1,170	16,415

Surgical & Medical Instruments & Apparatus - 1.26%
Hill-Rom Holdings, Inc.	310	9,281

Symons Institutional Funds
Symons Small Cap Institutional Fund
Schedule of Investments - continued
August 31, 2008
(Unaudited)

Common Stocks - 93.87% - continued	Shares	Value

Telephone Communications (No Radio Telephone) - 2.15%
Alaska Communications Systems Group, Inc.	1,500	$ 15,780

Wholesale - Farm Product Raw Materials - 1.64%
SunOpta, Inc. (a)	1,810	12,055

Wholesale - Groceries & General Line - 3.92%
United Natural Foods, Inc. (a)	1,500	28,830

TOTAL COMMON STOCKS (Cost $706,358)		690,489

Money Market Securities - 6.23%

Fidelity Institutional Money Market Portfolio, 2.70% (b)	45,853	45,853

TOTAL MONEY MARKET SECURITIES (Cost $45,853)		45,853

TOTAL INVESTMENTS (Cost $752,211) - 100.10%		$ 736,342

Liabilities less other assets - (0.10)%		(765)

TOTAL NET ASSETS - 100.00%		$ 735,577

(a) Non-income producing.
(b) Variable rate security; the money market rate shown represents the rate at August 31, 2008.

Tax Related
Unrealized appreciation		$ 29,937
Unrealized depreciation		(45,806)
Net unrealized depreciation		$ (15,869)

Aggregate cost of securities for income tax purposes		$ 752,211

Symons Institutional Funds

Related Notes to the Schedule of Investments

August 31, 2008

(Unaudited)

Securities Valuation - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees of the Trust (the “Board”).

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances where the bonds the Fund invests in default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds, or other thinly traded securities are more likely to trigger fair valuation than other securities.

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Fair Value Measurements – The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the Symons Alpha Growth Institutional Fund’s assets as of August 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 –Quoted Prices in Active Markets	$ 16,198,128	$ -
Level 2 – Other Significant Observable Inputs	$ -	$ -
Level 3 – Significant Unobservable Inputs	$ -	$ -
Total	$ 16,198,128	$ -

*Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Fund(s) did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

The following is a summary of the inputs used to value the Symons Alpha Value Institutional Fund’s assets as of August 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 –Quoted Prices in Active Markets	$ 5,580,592	$ -
Level 2 – Other Significant Observable Inputs	$ -	$ -
Level 3 – Significant Unobservable Inputs	$ -	$ -
Total	$ 5,580,592	$ -
*Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Fund(s) did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

The following is a summary of the inputs used to value the Symons Small Cap Institutional Fund’s assets as of August 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 –Quoted Prices in Active Markets	$ 736,342	$ -
Level 2 – Other Significant Observable Inputs	$ -	-
Level 3 – Significant Unobservable Inputs	$ -	$ -
Total	$ 736,342	$ -
*Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Fund(s) did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

Derivative Instruments and Hedging Activities – In March 2008, FASB issued Statement on Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (SFAS 161), effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

Item 2. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of August 8, 2008, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Unified Series Trust_______________

By: Anthony J. Ghoston

Anthony J. Ghoston, President

Date: 10/27/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: Anthony J. Ghoston

Anthony J. Ghoston, President

Date: 10/27/2008

By: William J. Murphy

William J. Murphy, Interim Treasurer

Date: 10/27/2008